Related Party Transactions (Details) - Subsequent Event Type [Domain] - USD ($)			3 Months Ended	12 Months Ended
	Aug. 05, 2014	Jan. 02, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions (Textual)
Loan amount			$ 330,259		$ 2,373,557
Common Stock issued to Fountainhead			$ 1,090	$ 1,088	$ 675
Common Stock issued to Fountainhead, Shares			10,914,396	10,879,899	6,757,225
Common stock issued value			$ 63,139
Consulting Agreement [Member]
Related Party Transactions (Textual)
Extension of maturity date		Fountainhead amended their Consulting Agreement to extend the term of the Consulting Agreement to January 2, 2015.
Decrease in retainer payable to Fountainhead		$ 10,000
Retainer payable to Fountainhead		5,000
Common Stock issued to Fountainhead				$ 60,000
Common Stock issued to Fountainhead, Shares				27,368
Employment Agreements [Member]
Related Party Transactions (Textual)
Annual compensation of employment agreements		$ 110,000
Description of employment agreements		The aforementioned Employment Agreements provide for annual compensation of $110,000, payment of which is deferred for 12 months from the Effective Date and is subject to the achievement of certain enumerated milestone conditions.
Conversion Agreement [Member]
Related Party Transactions (Textual)
Accrued consulting fee		$ 1,426,542
Fountainhead [Member]
Related Party Transactions (Textual)
Common stock held				4.50
Repayment of debt				$ 91,519
Debt converted into preferred shares	$ 235,590
Face amount of the exchanged debt	$ 2,355,587
Common stock price per share	$ 2.15
Number of additional warrants of common shares	50.00%
Exercise price of warrant	$ 3.08
Period of warrants	3 years
Number of shares of common stock percentage	75.00%
Warrants expiration description				Warrants expiring in 2015
Accrued interest due payment				$ (236,952)
Common stock issued, shares			8,152
Common stock issued value			$ 15,000
Fountainhead [Member] | Maximum [Member]
Related Party Transactions (Textual)
Preferred stock, dividend rate, percentage	7.00%
Fountainhead [Member] | Minimum [Member]
Related Party Transactions (Textual)
Preferred stock, dividend rate, percentage	12.00%
Peter Zachariou [Member]
Related Party Transactions (Textual)
Repayment of debt				20,000
Accrued interest due payment				(81,840)
David Cantor [Member]
Related Party Transactions (Textual)
Repayment of debt				15,000
Accrued interest due payment				(247)
Fountainhead and Peter Zachariou [Member]
Related Party Transactions (Textual)
Loan amount				$ 2,247,037
Loan repayment term				Fountainhead and Peter Zachariou agreed to extend the maturity of all of the Company's debt obligations due to them due to as of August 9, 2013 (aggregating $2,247,037) to January 2, 2017, subject to the earlier repayment of such debt upon the occurrence of certain specified conditions.